Trade, other receivables and tax receivables - allowance for financing receivables (Details) - Financing receivables € in Millions	12 Months Ended
Dec. 31, 2017 EUR (€)
Reconciliation of changes in allowance account for credit losses of financial assets [abstract]
Allowance, beginning balance	€ 45
Provision	66
Use and other changes	(66)
Allowance, ending balance	€ 45